Additional Financial Information	12 Months Ended
Dec. 31, 2017
Additional Financial Information [Abstract]
Additional Financial Information

NOTE 19. ADDITIONAL FINANCIAL INFORMATION

	December 31,
Consolidated Balance Sheets	2017	2016
Current customer fulfillment costs (included in Other current assets)	$3,877	$3,398
Accounts payable and accrued liabilities:
Accounts payable	$24,439	$22,027
Accrued payroll and commissions	2,284	2,450
Current portion of employee benefit obligation	1,585	1,644
Accrued interest	2,661	2,023
Other	3,501	2,994
Total accounts payable and accrued liabilities	$34,470	$31,138

Consolidated Statements of Income	2017	2016	2015
Advertising expense	$3,772	$3,768	$3,632
Interest expense incurred	$7,203	$5,802	$4,917
Capitalized interest	(903)	(892)	(797)
Total interest expense	$6,300	$4,910	$4,120

Cash and Cash Flows

We typically maintain our restricted cash balances for purchases and sales of certain investment securities and funding of certain deferred compensation benefit payments. The following summarizes cash and cash equivalents and restricted cash balances contained on our consolidated balance sheets:

	December 31,
Cash and Cash Equivalents and Restricted Cash	2017	2016	2015	2014
Cash and cash equivalents	$50,498	$5,788	$5,121	$8,603
Restricted cash in Other current assets	6	7	5	-
Restricted cash in Other Assets	428	140	147	138
Cash and cash equivalents and restricted cash	$50,932	$5,935	$5,273	$8,741

Consolidated Statements of Cash Flows	2017	2016	2015
Cash paid during the year for:
Interest	$6,622	$5,696	$4,822
Income taxes, net of refunds	2,006	3,721	1,851

No customer accounted for more than 10% of consolidated revenues in 2017, 2016 or 2015.

Labor Contracts As of January 31, 2018, we employed approximately 252,000 persons. Approximately 46% of our employees are represented by the Communications Workers of America (CWA), the International Brotherhood of Electrical Workers (IBEW) or other unions. Contracts covering approximately 23,000 will expire during 2018, including approximately 10,000 traditional wireline employees in our five-state Midwest region and approximately 10,000 mobility employees in our nine-state Southeast region. After expiration of the current agreements, work stoppages or labor disruptions may occur in the absence of new contracts or other agreements being reached.